Revenue - Narrative (Details) $ in Millions		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2021 CAD ($) component	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disaggregation of Revenue
Contract term	20 years
Contract with customer, asset, before allowance		$ 42
Contract asset, non current		41	$ 50
Contract asset, current		13	21
Contract liability		$ 1	$ 0	$ 2
Utilities | Gas sales and transportation services
Disaggregation of Revenue
Number of billing components | component		2
Utilities | Gas Storage Services
Disaggregation of Revenue
Number of billing components | component		4
Maximum storage capacity (as a percent)		100.00%
Utilities | Operating Segments | Gas Storage Services
Disaggregation of Revenue
Contract term		1 year
Utilities | Operating Segments | Commodity sales contracts | Minimum
Disaggregation of Revenue
Contract term		1 year
Utilities | Operating Segments | Commodity sales contracts | Maximum
Disaggregation of Revenue
Contract term		5 years
Midstream | Operating Segments | Commodity sales contracts
Disaggregation of Revenue
Contract term		1 year